Accounts payable and accruals (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accruals Tables [Abstract]
Schedule of accounts payable and accruals

	As at
	December 31, 2022	December 31, 2021
Accounts payables	5,686	4,960
Accrued expenses	6,441	7,068
Accrued wages and other benefits	1,008	3,044
Client liabilities	6,743	4,195
Other	1,104	1,516

Total	20,982	20,783